Note 24 (Tables)	6 Months Ended
Jun. 30, 2026
Pension and other post employment commitments [Abstract]
Condensed consolidated Income Statement impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

CONDENSED CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	June 2026	June 2025
Interest income and expense		74	60
Personnel expense		130	100
Defined contribution plan expense	38.1	95	72
Defined benefit plan expense	38.1	34	28
Provisions or reversal of provisions	40	(2)	3
Total expense (income)		201	163